Cost of revenue from services	12 Months Ended
Dec. 31, 2025
Cost of revenue from services [Abstract]
Cost of revenue from services
23.	Cost of revenue from services:

Cost of revenue from services includes the following:

	Year ended December 31, 2024(1)	Year ended December 31, 2025
Personnel expenses	$(972,332)	(13,871,382)
Rental expenses	—	(1,808,558)
Purchased services	(145,144)	(1,181,108)
Commissions	—	(899,317)
Other expenses	—	(4,356,076)
Total cost of revenue from services	$(1,117,476)	(22,116,441)

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.